UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from March 1, 2026 to April 30, 2026

Commission File Number of issuing entity: 333-281727-06

Central Index Key Number of issuing entity: 0002099540

TOYOTA AUTO RECEIVABLES 2026-B OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-281727

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Ellen L. Farrell, Esq., (469) 486-5280

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

95-3775816

(I.R.S. Employer Identification No.)

6565 Headquarters Drive, Plano, Texas 75024

(Address of principal executive offices of the issuing entity) (Zip Code)

(469) 486-9020

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12 (b)	Section 12 (g)	Section 15 (d)	Name of exchange (If Section 12 (b))
Class A-1	☐	☐	☒	☐
Class A-2a	☐	☐	☒	☐
Class A-2b	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2026-B Owner Trust for the distribution period commencing on March 1, 2026 and ending on April 30, 2026 (the “Distribution Period”) is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

Item 1A.	Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Toyota Auto Receivables 2026-B Owner Trust, on May 27, 2026 (the “Filing Date”) are hereby incorporated by reference into this Form 10-D.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The following five paragraphs are disclosures received from U.S. Bank National Association (“U.S. Bank N.A.”), which serves as the Indenture Trustee under the indenture for the Toyota Auto Receivables 2026-B Owner Trust transaction.

U.S. Bank N.A. and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage-backed securities (“RMBS”) trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank N.A. and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank N.A. cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank N.A. in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank N.A. concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank N.A. has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans, which remains pending.

U.S. Bank N.A. denies liability in the NCMSLT Action and believes it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs and that it has meritorious defenses. It has contested and intends to continue contesting the plaintiffs’ claims vigorously.

The following paragraph is disclosure received from Wilmington Trust, National Association (“WTNA”), which serves as the owner trustee under the amended and restated trust agreement for Toyota Auto Receivables 2026-B Owner Trust.

On February 3, 2026, certain investors served WTNA with a civil complaint, filed in the Supreme Court of the State of New York, County of New York, for an unspecified amount of damages arising from alleged breaches of contract and duties related to WTNA’s roles as custodian and indenture trustee for certain Tricolor Holdings, LLC asset-backed securitization transactions. The plaintiffs generally assert causes of action related to WTNA’s purported failure to comply with certain provisions related to waterfall payments, servicing transition costs and post-event of default duties and related to WTNA’s purported failure to perform certain actions as custodian with respect to the related receivables. WTNA intends to vigorously defend itself against this legal action. WTNA does not believe that the ultimate resolution of this proceeding, or any other proceedings, would be material to the security holders.

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2026-B Owner Trust for the Distribution Period. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 9, 2026 with respect to all asset-backed securities sponsored by it.

Item 10.	Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the Distribution Period.

Exhibit 102	Asset Data File for the Distribution Period (Exhibit 102 to Form ABS-EE filed by Toyota Auto Receivables 2026-B Owner Trust with the SEC on the Filing Date is incorporated by reference herein).

Exhibit 103	Asset Related Document for the Distribution Period (Exhibit 103 to Form ABS-EE filed by Toyota Auto Receivables 2026-B Owner Trust with the SEC on the Filing Date is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Finance Receivables LLC (Depositor)

Date: May 27, 2026	/s/ Stephen Bishop
Stephen Bishop
Secretary